INCOME TAXES - Tax loss carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards	$ 39,108	$ 30,789
Mexico
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards	5,317	410
Panama
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards	$ 4,678	3,172
USA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards		$ 758